Declaration of Management, Basis of Preparation and Presentation of The Financial Statements (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Basis for Preparation and Presentation of The Financial Statements [Line Items]
Accounts payable	R$ 2,432,843	R$ 1,530,480
Airport fees	831,897	506,338
Taxes payable	193,588	150,084
Government installment payment program		0
Current liability adjustments		2,186,902
Accounts payable	516,971	342,200
Airport fees	502,872	472,364
Taxes	R$ 71,595	101,046
Government installment payment program		0
Non-current liability adjustments		915,610
Previously Reported [Member]
Disclosure of Basis for Preparation and Presentation of The Financial Statements [Line Items]
Accounts payable		1,771,663
Airport fees		217,863
Taxes payable		127,685
Government installment payment program		69,691
Current liability adjustments		2,186,902
Accounts payable		563,502
Airport fees		0
Taxes		0
Government installment payment program		352,108
Non-current liability adjustments		915,610
Revision of Prior Period, Adjustment [Member]
Disclosure of Basis for Preparation and Presentation of The Financial Statements [Line Items]
Accounts payable		(241,183)
Airport fees		288,475
Taxes payable		22,399
Government installment payment program		(69,691)
Current liability adjustments		0
Accounts payable		(221,302)
Airport fees		472,364
Taxes		101,046
Government installment payment program		(352,108)
Non-current liability adjustments		R$ 0